Schedule of unvested restricted stock activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance
Number of shares, Granted	86,972	11,068
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.51	$ 36.6
Number of shares, Vested	86,972	11,068
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 5.51	$ 36.6
Number of shares, Unvested, Ending
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance